Inventories, Net	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Inventories, Net
14.	INVENTORIES, NET

As at,	March 31, 2022	March 31, 2021
The carrying amount of:
Raw materials and consumables	$308.7	$278.3
Work in progress	103.6	109.2
Finished goods	67.7	27.8

	$480.0	$415.3